Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables
Schedule of analysis of trade and other receivables
(€ million)	December 31, 2024	December 31, 2023
Trade receivables	12,562	13,184
Receivables from joint ventures in exploration and production activities	1,754	1,365
Receivables from divestments	527	200
Other receivables	2,058	1,802
Total trade and other receivables, net of allowance for doubtful accounts	16,901	16,551

Schedule of credit risk exposure and expected losses relating to trade and other receivables based on internal ratings
	Performing receivables			Defaulted receivables	Plenitude customers	Total
(€ million)	Low risk	Medium risk	High risk
December 31, 2024
Business customers	3,545	5,138	253	700		9,636
National Oil Companies and Public Administrations	369	733	214	3,503		4,819
Other counterparties	1,505	610	1	255	2,860	5,231
Gross amount	5,419	6,481	468	4,458	2,860	19,686
Allowance for doubtful accounts	(10)	(27)	(12)	(2,162)	(574)	(2,785)
Net amount	5,409	6,454	456	2,296	2,286	16,901
Expected loss (% net of counterpart risk mitigation factors)	0.2	0.4	2.6	48.5	20.1	14.1
December 31, 2023
Business customers	3,577	5,303	331	909		10,120
National Oil Companies and Public Administrations	215	634	168	2,438		3,455
Other counterparties	1,103	616	10	590	2,995	5,314
Gross amount	4,895	6,553	509	3,937	2,995	18,889
Allowance for doubtful accounts	(19)	(72)	(23)	(1,668)	(556)	(2,338)
Net amount	4,876	6,481	486	2,269	2,439	16,551
Expected loss (% net of counterpart risk mitigation factors)	0.4	1.1	4.5	42.4	18.6	12.4

Schedule of provision matrix
	Not-past due	Past due				Total
(€ million)		from 0 to 3 months	from 3 to 6 months	from 6 to 12 months	over 12 months
December 31, 2024
Plenitude customers:
- Retail	1,573	114	60	127	219	2,093
- Middle	470	16	4	17	132	639
- Other	123	2	1	1	1	128
Gross amount	2,166	132	65	145	352	2,860
Allowance for doubtful accounts	(74)	(38)	(45)	(99)	(318)	(574)
Net amount	2,092	94	20	46	34	2,286
Expected loss (%)	3.4	28.8	69.2	68.3	90.3	20.1
December 31, 2023
Plenitude customers:
- Retail	1,477	107	45	93	207	1,929
- Middle	716	39	7	11	134	907
- Other	149	4	1	4	1	159
Gross amount	2,342	150	53	108	342	2,995
Allowance for doubtful accounts	(72)	(40)	(38)	(76)	(330)	(556)
Net amount	2,270	110	15	32	12	2,439
Expected loss (%)	3.1	26.7	71.7	70.4	96.5	18.6

Schedule of analyses the allowance for doubtful accounts for trade and other receivables
(€ million)	2024	2023
Allowance for doubtful accounts - beginning of the year	2,338	2,954
Additions for trade and other performing receivables	136	160
Additions for trade and other defaulted receivables	243	342
Utilizations for trade and other performing receivables	(85)	(140)
Utilizations for trade and other defaulted receivables	(324)	(485)
Other changes	477	(493)
Allowance for doubtful accounts - end of the year	2,785	2,338

Schedule of net (impairment losses) reversals of trade and other receivables
(€ million)	2024	2023	2022
New provisions	(379)	(502)	(419)
Net credit losses	(57)	(98)	(81)
Reversals	268	351	547
Net (impairments) reversals of trade and other receivables	(168)	(249)	47